Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Series E Preferred Stock [Member]
Issuance cost of convertible preferred Stock	$ 214